Statement of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Current Assets	$ 2,631	$ 1,997
Cash and cash equivalents	1,112	575
Restricted cash	35	10
Receivables	351	298
Trade	46	53
Recoverable taxes, rebates, levies and duties	170	156
Other	135	89
Inventories	959	792
Materials on the leach pad	98	91
Derivatives	0	1
Deferred taxation assets	75	214
Assets held for sale	1	16
Property, plant and equipment, net	6,123	5,926
Acquired properties, net	779	836
Goodwill	182	180
Other intangibles, net	31	17
Derivatives	0	0
Other long-term inventory	31	27
Materials on the leach pad	393	331
Other long-term assets	1,001	1,073
Deferred taxation assets	14	1
Total assets	11,185	10,388
LIABILITIES AND EQUITY
Current liabilities	919	1,004
Trade accounts payable	473	404
Payroll and related benefits	186	175
Other current liabilities	120	153
Derivatives	0	0
Short-term debt	30	133
Short-term debt at fair value	2	2
Tax payable	108	134
Liabilities held for sale	0	3
Other non-current liabilities	63	69
Long-term debt	1,715	1,730
Long-term debt at fair value	758	872
Derivatives	93	176
Deferred taxation liabilities	1,242	1,200
Provision for environmental rehabilitation	653	530
Provision for labor, civil, compensation claims and settlements	35	38
Provision for pension and other post-retirement medical benefits	185	180
Commitments and Contingencies	0	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	5,522	4,589
Common stock
Share capital - 600,000,000 (2010 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,915,437 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,050,000 (2010 - 1,120,000)	13	13
Additional paid in capital	8,740	8,670
Accumulated deficit	(2,575)	(3,869)
Accumulated Other Comprehensive Income	(832)	(385)
Other reserves	36	37
Total AngloGold Ashanti stockholders' equity	5,382	4,466
Noncontrolling interests	140	123
Total liabilities and equity	$ 11,185	$ 10,388